Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cultivar ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.09%	11.82%	(4.82%)